THE FIRST WESTERN TRUST FUNDS

April 9, 2020

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The First Western Funds Trust

File No. 333-108717

Ladies and Gentlemen:

On behalf of The First Western Funds Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), is a filing containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL file reflects the updated summary information in the Prospectus of the Registrant, as filed in a supplement to the Trust’s Prospectus and Statement of Additional Information on March 26, 2020 pursuant to Rule 497(e) under the Securities Act for the purpose of notifying shareholders of the risks of the coronavirus. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/346-4181 if you have any questions concerning this filing.

Very truly yours,

/s/ Betsy Santen

Betsy Santen

Assistant Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com